Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 166,747	$ 176,120
Loan receivable (Note 3)	180,000	0
Total current assets	346,747	176,120
Non-current assets
Investment (Note 3)	2,691,807	2,874,972
Property and equipment, net	1,136	1,420
Total non-current assets	2,692,943	2,876,392
Total assets	3,039,690	3,052,512
Current liabilities
Accounts payable and accrued liabilities (Note 5)	61,028	40,099
Due to related parties (Note 7)	206,928	207,228
Notes payable to related parties, current (Note 5)	577,500	298,500
Total liabilities	845,456	545,827
Stockholders' Equity
Common stock Authorized: unlimited common shares, with no par value Issued and outstanding: 11,540,746 and 10,472,079 shares, respectively	28,656,154	27,638,254
Common stock issuable	675,800	160,000
Additional paid-in capital	5,339,652	5,339,652
Accumulated deficit	(32,477,372)	(30,631,221)
Total stockholders' equity	2,194,234	2,506,685
Total liabilities and stockholders' equity	$ 3,039,690	$ 3,052,512